Share-based payments (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of share-based payments
All of the options set out below have been issued to employees and directors under the ESOP. During the financial year an expense of $1,159,125 (30 June 2022: $1,674,581) was recognized.

	Number of options 2023	Weighted average exercise price 2023	Number of options 2022	Weighted average exercise price 2022

Outstanding at the beginning of the financial year	8,655,500	$1.2826	4,219,000	$0.8911
Granted	7,930,000	$0.1785	4,800,000	$1.6115
Forfeited	(1,550,000)	$1.8977	—	$0.0000
Exercised	—	$0.0000	(25,000)	$0.6700
Expired	(255,500)	$1.8977	(338,500)	$1.1123

Outstanding at the end of the financial year	14,780,000	$0.6292	8,655,500	$1.2826

Exercisable at the end of the financial year	6,483,333	$0.9572	3,180,500	$0.8770
2023

Tranche	Grant date	Expiry date	Exercise price	Balance at the start of the year	Granted	Exercised	Expired / lapsed on termination of employment	Balance at the end of the year

1	07/08/2017	07/08/2022	$0.6700	15,500	—	—	(15,500)	—
2	05/02/2018	05/02/2023	$0.7802	240,000	—	—	(240,000)	—
3	13/11/2019	04/01/2024	$0.4925	1,200,000	—	—	—	1,200,000
4	13/01/2020	13/01/2025	$0.8812	200,000	—	—	(12,500)	187,500
5	09/11/2020	09/11/2024	$1.1320	1,200,000	—	—	—	1,200,000
6	09/11/2020	13/01/2025	$0.8812	800,000	—	—	(200,000)	600,000
7	04/01/2021	04/01/2025	$1.6900	200,000	—	—	(12,500)	187,500
8	09/09/2021	26/06/2026	$1.3650	100,000	—	—	—	100,000
9	16/11/2021	16/11/2025	$1.6900	1,000,000	—	—	(250,000)	750,000
10	16/11/2021	16/11/2025	$2.2400	1,500,000	—	—	(1,000,000)	500,000
11	16/11/2021	16/11/2026	$1.5600	800,000	—	—	—	800,000
12	01/02/2022	01/02/2027	$0.9400	800,000	—	—	—	800,000
13	01/02/2022	01/02/2027	$0.9400	500,000	—	—	(75,000)	425,000
14	24/05/2022	24/05/2027	$0.7800	100,000	—	—	—	100,000
15	03/03/2023	03/03/2027	$0.1500	—	3,930,000	—	—	3,930,000
16	03/05/2023	03/05/2027	$0.1870	—	4,000,000	—	—	4,000,000

				8,655,500	7,930,000	—	(1,805,500)	14,780,000

Weighted average exercise price				$1.2826	$0.1785	$0.0000	$1.8977	$0.6292
At the end of the period the following outstanding options were vested and exercisable:
- Options
in tranches
1 - 2 expired during the year
- Options
in tranches
3 & 6 were vested and exercisable
- Options
in tranches
4, 5, 7 & 9 were vested and exercisable to 75%, apart from those in the above table which have expired
- Options
in tranche
8 were vested and exercisable to 50%, apart from those in the above table which have expired
- Options
in tranches
10 & 16 were vested and exercisable as to 33%, apart from those in the above table which have expired
- Options
in tranches
11, 12, 13 & 14 were vested and exercisable as to 25%, apart from those in the above table which have expired
- Options in tranche 15 were unvested
- Options in tranche 16 were 33% vested
The
weighted average remaining contractual life of options outstanding at 30 June 2023 is 2.995 years.

2022

Tranche	Grant date	Expiry date	Exercise price	Balance at the start of the year	Granted	Exercised	Expired / lapsed on termination of employment	Balance at the end of the year

1	05/09/2016	05/09/2021	$1.6300	50,000	—	—	(50,000)	—
2	12/10/2016	17/10/2021	$1.5600	62,000	—	—	(62,000)	—
3	31/10/2016	01/11/2021	$1.3800	12,500	—	—	(12,500)	—
4	21/11/2016	23/11/2021	$1.3800	50,000	—	—	(50,000)	—
5	07/08/2017	07/08/2022	$0.6700	87,000	—	(25,000)	(46,500)	15,500
6	05/02/2018	05/02/2023	$0.7800	320,000	—	—	(80,000)	240,000
7	04/01/2019	04/01/2024	$0.4925	37,500	—	—	(37,500)	—
8	13/11/2019	13/11/2023	$0.4925	1,200,000	—	—	—	1,200,000
9	13/01/2020	13/01/2025	$0.8812	200,000	—	—	—	200,000
10	09/11/2020	09/11/2024	$1.1320	1,200,000	—	—	—	1,200,000
11	09/11/2020	09/11/2024	$0.8812	800,000	—	—	—	800,000
12	04/01/2021	04/01/2026	$1.6900	200,000		—	—	200,000
13	09/09/2021	26/06/2026	$1.3700	—	100,000	—	—	100,000
14	16/11/2021	16/11/2025	$1.6900	—	1,000,000	—	—	1,000,000
15	16/11/2021	16/11/2025	$2.2400	—	1,500,000	—	—	1,500,000
16	16/11/2021	16/11/2025	$1.5600	—	800,000	—	—	800,000
17	01/02/2022	01/02/2027	$0.9400	—	800,000	—	—	800,000
18	01/02/2022	01/02/2027	$0.9400	—	500,000	—	—	500,000
19	24/05/2022	24/05/2027	$0.7800	—	100,000	—	—	100,000

				4,219,000	4,800,000	(25,000)	(338,500)	8,655,500

Weighted average exercise price				$0.8911	$1.6110	$0.6700	$1.1123	$1.2826
At the end of the period the following outstanding options
were
vested and exercisable:
- Options in tranche
1-
4 expired during the year
- Options in tranches 1 - 8 were vested and exercisable, apart from those in the above table which have expired
- Options in tranche 9
-10
were vested and exercisable to 50%
- Options in tranche 11 were vested and exercisable to 75%
- Options in tranche
12-14
were vested and exercisable to 25%
- Options in tranche
15-19
were unvested
The weighted average remaining contractual life of options outstanding at 30 June 2022 is 3.048 years.

Summary of valuation for each tranche of options
Based on the above assumptions, the table below sets out the valuation for each tranche of options:

Grant date	Expiry date	Share price at Grant Date	Exercise price	Volatility (%)	Dividend yield (%)	Risk free Rate (%)	Fair value per option

13/11/2019	04/01/2024	$0.4100	$0.4925	74.50%	—	1.95%	$0.180
13/01/2020	13/01/2025	$0.6200	$0.8812	74.50%	—	1.95%	$0.340
09/11/2020	13/11/2024	$0.8900	$1.1320	90.00%	—	0.10%	$0.413
09/11/2020	13/01/2025	$0.8900	$0.8812	90.00%	—	0.10%	$0.503
04/01/2021	04/01/2025	$1.1850	$1.6900	90.00%	—	0.19%	$0.600
09/09/2021	21/06/2026	$1.4200	$1.3700	76.00%	—	1.50%	$0.880
16/11/2021	16/11/2025	$1.5700	$1.6900	76.00%	—	1.50%	$0.850
16/11/2021	16/11/2025	$1.5700	$2.2400	76.00%	—	1.50%	$0.750
16/11/2021	16/11/2026	$1.5700	$1.5600	76.00%	—	1.50%	$0.970
01/02/2022	01/02/2027	$0.9600	$0.9400	79.00%	—	1.50%	$0.590
24/05/2022	24/05/2027	$0.8000	$0.7800	44.00%	—	2.95%	$0.630
03/01/2023	03/03/2027	$0.1700	$0.1500	80.00%	—	3.64%	$0.10137
03/03/2023	03/03/2027	$0.1700	$0.1500	80.00%	—	3.64%	$0.10137
03/05/2023	03/05/2027	$0.1900	$0.1870	80.00%	—	3.22%	$0.11110